Significant Events (Details) - Schedule of Senior Bonds $ in Millions	12 Months Ended
Dec. 31, 2023 CLP ($)
AA1 [Member]
Significant Events (Details) - Schedule of Senior Bonds [Line Items]
Currency	CLP
Term (annual)	6 years
Issuance rate (annual)	6.60%
Placement date	Dec. 01, 2022
Amount	$ 100,000,000,000
Maturity date	12-01-2028
AA2 [Member]
Significant Events (Details) - Schedule of Senior Bonds [Line Items]
Currency	CLP
Term (annual)	6 years 6 months
Issuance rate (annual)	6.20%
Placement date	Dec. 01, 2022
Amount	$ 100,000,000,000
Maturity date	06-01-2029
AA3 [Member]
Significant Events (Details) - Schedule of Senior Bonds [Line Items]
Currency	CLP
Term (annual)	8 years
Issuance rate (annual)	6.20%
Placement date	Sep. 01, 2022
Amount	$ 100,000,000,000
Maturity date	09-01-2030
AA4 [Member]
Significant Events (Details) - Schedule of Senior Bonds [Line Items]
Currency	CLP
Term (annual)	10 years 6 months
Issuance rate (annual)	6.25%
Placement date	Sep. 01, 2022
Amount	$ 100,000,000,000
Maturity date	03-01-2033
AA5 [Member]
Significant Events (Details) - Schedule of Senior Bonds [Line Items]
Currency	UF
Term (annual)	9 years 6 months
Issuance rate (annual)	2.95%
Placement date	Aug. 01, 2022
Amount	$ 10,000,000
Maturity date	02-01-2032
AA6 [Member]
Significant Events (Details) - Schedule of Senior Bonds [Line Items]
Currency	UF
Term (annual)	15 years
Issuance rate (annual)	2.70%
Placement date	Oct. 01, 2022
Amount	$ 5,000,000
Maturity date	10-01-2037
AA7 [Member]
Significant Events (Details) - Schedule of Senior Bonds [Line Items]
Currency	CLP
Term (annual)	3 years 6 months
Issuance rate (annual)	6.80%
Placement date	Feb. 01, 2023
Amount	$ 75,000,000,000
Maturity date	08-01-2026
AA8 [Member]
Significant Events (Details) - Schedule of Senior Bonds [Line Items]
Currency	CLP
Term (annual)	4 years 6 months
Issuance rate (annual)	6.70%
Placement date	Mar. 31, 2023
Amount	$ 100,000,000,000
Maturity date	09-01-2027
AA9 [Member]
Significant Events (Details) - Schedule of Senior Bonds [Line Items]
Currency	CLP
Term (annual)	8 years
Issuance rate (annual)	6.30%
Placement date	Mar. 31, 2023
Amount	$ 75,000,000,000
Maturity date	11-01-2030
AA10 [Member]
Significant Events (Details) - Schedule of Senior Bonds [Line Items]
Currency	CLP
Term (annual)	8 years
Issuance rate (annual)	7.10%
Placement date	Apr. 24, 2023
Amount	$ 50,000,000,000
Maturity date	03-01-2026
AA11 [Member]
Significant Events (Details) - Schedule of Senior Bonds [Line Items]
Currency	CLP
Term (annual)	3 years
Issuance rate (annual)	6.40%
Placement date	Jul. 01, 2023
Amount	$ 50,000,000,000
Maturity date	07-012026
AA12 [Member]
Significant Events (Details) - Schedule of Senior Bonds [Line Items]
Currency	UF
Term (annual)	10 years
Issuance rate (annual)	3.40%
Placement date	Sep. 01, 2023
Amount	$ 3,000,000
Maturity date	03-01-2033
AA13 [Member]
Significant Events (Details) - Schedule of Senior Bonds [Line Items]
Currency	UF
Term (annual)	6 years
Issuance rate (annual)	3.40%
Placement date	Sep. 01, 2023
Amount	$ 3,000,000
Maturity date	09-01-2029